                    GENERAL AMERICAN LIFE INSURANCE COMPANY

                GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
                PROSPECTUS DATED MAY 1, 2000 (AS SUPPLEMENTED)

This supplement updates certain information to the prospectus dated May 1, 2000 and subsequent supplements. You should read and retain this supplement. The Contracts are deferred variable annuities. These Contracts provide for accumulation of Contract values and annuity payments on a fixed and variable basis, or a combination fixed and variable basis.

The Contracts are no longer offered for sale. Existing Contract Owners may continue to make additional Purchase Payments to their Contracts.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT:

The current investment choices available under your Contract include 1 Fixed Account and the 3 Investment Funds listed below:



             AIM VARIABLE INSURANCE FUNDS
             (INVESCO VARIABLE
             INSURANCE FUNDS) --          METROPOLITAN SERIES FUND
             SERIES I                       -- CLASS A
             Invesco V.I.                   BlackRock Money Market
              Diversified Income Fund        Portfolio
                                            Western Asset
                                            Management U.S.
                                            Government Portfolio

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE:

The current investment choices available under your Contract include 1 Fixed Account and the 4 Investment Funds listed below:



             AIM VARIABLE INSURANCE FUNDS
             (INVESCO VARIABLE
             INSURANCE FUNDS) --          METROPOLITAN SERIES FUND
             SERIES I                       -- CLASS A
             Invesco V.I.                   BlackRock Legacy Large
              International Growth           Cap Growth Portfolio
              Fund


             MET INVESTORS SERIES TRUST
             -- CLASS A
             Pioneer Fund Portfolio
             RCM Technology Portfolio

Current prospectuses for the Investment Funds may be obtained by calling 1-800-449-6447.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES:

                 Separate Account Annual Expenses
                  (as a percentage of accumulated value)
                  Mortality and expense risk charge/1/... 1.25%
                  Administrative Expense Charge.......... 0.15%
                                                          ----
                  Total Separate Account Annual Expenses. 1.40%


                                       1                      SUPP-GA28&29-2012

-----------
/1/ For General American Separate Account Twenty Nine, we are waiving the following amounts of the Mortality and expense risk charge on these Investment Divisions: an amount equal to the underlying fund expenses that are in excess of 0.91% for the Division investing in the BlackRock Legacy Large Cap Growth Portfolio -- Class A and for the Division investing in the Pioneer Fund Portfolio -- Class A; and 1.20% for the Division investing in the RCM Technology Portfolio -- Class A.

INVESTMENT FUND EXPENSES FOR YEAR ENDED DECEMBER 31, 2011

Certain Investment Funds may impose a redemption fee in the future. More detail concerning each Investment Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Investment Funds may be obtained by calling 1-800-449-6447.

INVESTMENT FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                                                                        NET
                                         DISTRIBUTION            ACQUIRED    TOTAL   CONTRACTUAL FEE   TOTAL
                                            AND/OR               FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
                             MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING     EXPENSE     OPERATING
INVESTMENT FUND                 FEE          FEES       EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
---------------              ---------- --------------- -------- --------- --------- --------------- ---------
AIM VARIABLE INSURANCE
  FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS) --
  SERIES I
 Invesco V.I. Diversified       0.60%         --          0.86%     --       1.46%        0.71%       0.75%
   Income Fund..............
 Invesco V.I. International     0.71%         --          0.32%     --       1.03%        --           1.03%
   Growth Fund..............
MET INVESTORS SERIES TRUST
  -- CLASS A
 Pioneer Fund Portfolio.....    0.64%         --          0.05%     --       0.69%        0.01%       0.68%
 RCM Technology                 0.88%         --          0.07%     --       0.95%        --           0.95%
   Portfolio................
METROPOLITAN SERIES FUND --
  CLASS A
 BlackRock Legacy Large Cap
   Growth Portfolio.........    0.71%         --          0.02%     --       0.73%        0.01%       0.72%
 BlackRock Money Market
   Portfolio................    0.33%         --          0.02%     --       0.35%        0.01%       0.34%
 Western Asset Management
   U.S. Government
   Portfolio................    0.47%         --          0.02%     --       0.49%        0.01%       0.48%

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Investment Funds have agreed to waive fees and/or pay expenses of the Investment Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Investment Fund, but the expenses of the Investment Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Investment Funds provided the information on their expenses, and we have not independently verified the information.

The following table shows the minimum and maximum total operating expenses charged by the Investment Funds that you may pay periodically during the time that you own the Contract.

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT FUND OPERATING EXPENSES

                                                                                     MINIMUM MAXIMUM
                                                                                     ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses).......................  0.35%   1.46%

INVESTMENT OPTIONS

INVESTMENT FUND                         INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
---------------                         -------------------------------------  ------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
  VARIABLE INSURANCE FUNDS) -- SERIES
  I
  Invesco V.I. Diversified Income Fund  Seeks total return, comprised of       Invesco Advisers, Inc.
                                        current income and capital
                                        appreciation.

  Invesco V.I. International Growth     Seeks long-term growth of capital.     Invesco Advisers, Inc.
   Fund

MET INVESTORS SERIES TRUST -- CLASS A
  Pioneer Fund Portfolio                Seeks reasonable income and capital    MetLife Advisers, LLC
                                        growth.                                Subadviser: Pioneer Investment
                                                                               Management, Inc.

  RCM Technology Portfolio              Seeks capital appreciation; no         MetLife Advisers, LLC
                                        consideration is given to income.      Subadviser: RCM Capital
                                                                               Management LLC

METROPOLITAN SERIES FUND -- CLASS A
  BlackRock Legacy Large Cap Growth     Seeks long-term growth of capital.     MetLife Advisers, LLC
   Portfolio                                                                   Subadviser: BlackRock
                                                                               Advisors, LLC

  BlackRock Money Market Portfolio      Seeks a high level of current income   MetLife Advisers, LLC
                                        consistent with preservation of        Subadviser: BlackRock
                                        capital.                               Advisors, LLC

  Western Asset Management U.S.         Seeks to maximize total return         MetLife Advisers, LLC
   Government Portfolio                 consistent with preservation of        Subadviser: Western Asset
                                        capital and maintenance of liquidity.  Management Company

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio. During extended periods of low interest rates, the yields of the Division investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

HIGHLIGHTS

FIXED ACCOUNT

WE HAVE ADDED THE FOLLOWING PARAGRAPHS TO THIS SECTION:

You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fits your risk tolerance and time horizon.

We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

MARKET TIMING

WE HAVE MODIFIED THE LAST THREE PARAGRAPHS IN THIS SECTION:

The Investment Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Investment Funds, we have entered into a written agreement, as required by SEC regulation, with each Investment Fund or its principal underwriter that obligates us to provide to the Investment Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Investment Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Investment Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Investment Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Funds. If an Investment Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Investment Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Investment Fund prospectuses for more details.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

WE HAVE ADDED THE FOLLOWING PARAGRAPH TO THIS SECTION:

For participants of 403(b) arrangements, 401(a) plans, 401(k) plans and 457 plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the surrender charge if it is permitted in your state.

FINANCIAL STATEMENTS

WE HAVE REPLACED THE PARAGRAPH IN THIS SECTION WITH THE FOLLOWING:

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the insurance company will be sent to you without charge.




       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

             5 Park Plaza, Suite 1900              (800) 848-3854
             Irvine, CA 92614